Components of Net Deferred Tax Asset or Liability (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Tax Assets
Accrued reserves and allowances	$ 86	$ 705
Inventories	55	46
Current deferred tax assets	141	751
Property and equipment	1
Net operating loss carryforwards	1,297	688
Long-term deferred tax assets	1,298	688
Total deferred tax assets	1,439	1,439
Less: Valuation allowance	(885)	(228)
Net deferred tax assets	554	1,211
Deferred Tax Liabilities
Accrued reserves and allowances	(29)
Other	(67)
Current deferred tax liabilities	(96)
Property and equipment	(86)	(61)
Intangibles	(374)	(529)
Investment in partnership	(9,554)	(11,932)
Other		(64)
Long-term deferred tax liabilities	(10,014)	(12,586)
Total deferred tax liabilities	(10,110)	(12,586)
Net deferred tax liabilities	$ (9,556)	$ (11,375)